Quarterly Report
September 30, 2019
MFS®  Institutional International
Equity Fund

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.4%
MTU Aero Engines AG	257,895	$68,530,388
Rolls-Royce Holdings PLC	8,242,374	80,305,070
		$148,835,458
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	1,189,266	$78,943,477
Alcoholic Beverages – 5.2%
Ambev S.A., ADR	13,098,613	$60,515,592
Carlsberg Group	597,831	88,366,176
Diageo PLC	4,717,836	193,341,166
Pernod Ricard S.A.	1,094,464	194,921,661
		$537,144,595
Apparel Manufacturers – 2.1%
LVMH Moet Hennessy Louis Vuitton SE	556,393	$221,138,544
Automotive – 0.5%
DENSO Corp.	1,142,900	$50,492,013
Broadcasting – 1.2%
ProSiebenSat.1 Media SE	3,013,942	$41,522,982
WPP Group PLC	6,163,697	77,149,877
		$118,672,859
Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	692,949	$108,307,117
Business Services – 6.2%
Compass Group PLC	6,680,537	$171,920,149
Experian PLC	7,175,817	229,310,432
Randstad Holding N.V.	1,871,884	91,995,321
Tata Consultancy Services Ltd.	5,096,419	150,967,879
		$644,193,781
Computer Software – 4.1%
Check Point Software Technologies Ltd. (a)	1,077,811	$118,020,305
Dassault Systemes S.A.	350,432	49,940,401
SAP SE	2,143,168	252,001,847
		$419,962,553
Computer Software - Systems – 3.1%
Amadeus IT Group S.A.	2,726,246	$195,285,126
Hitachi Ltd.	3,361,200	125,874,220
		$321,159,346
Conglomerates – 0.6%
Smiths Group PLC	3,331,051	$64,302,390
Consumer Products – 5.5%
Beiersdorf AG	1,921,542	$226,612,422
Essity AB	3,003,566	87,659,501
L’Oréal S.A.	428,441	119,966,973
Reckitt Benckiser Group PLC	1,692,235	131,998,813
		$566,237,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.4%
Amcor Ltd.	4,194,033	$40,338,365
Electrical Equipment – 3.6%
Legrand S.A.	1,287,843	$91,913,258
Schneider Electric SE	3,159,687	277,234,015
		$369,147,273
Electronics – 5.6%
Hoya Corp.	3,421,600	$279,075,980
Kyocera Corp.	2,309,400	144,230,582
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,401,718	158,111,853
		$581,418,415
Energy - Integrated – 2.8%
Eni S.p.A.	6,049,313	$92,532,458
Galp Energia SGPS S.A.	3,086,857	46,514,486
Suncor Energy, Inc.	4,683,399	147,729,361
		$286,776,305
Food & Beverages – 5.9%
Danone S.A.	1,823,635	$160,643,566
Nestle S.A.	4,129,437	448,009,056
		$608,652,622
Food & Drug Stores – 0.8%
Tesco PLC	26,739,811	$79,235,820
Insurance – 4.6%
AIA Group Ltd.	29,925,289	$280,793,751
Prudential PLC	2,137,255	38,760,962
Zurich Insurance Group AG	409,226	156,629,760
		$476,184,473
Internet – 0.4%
Baidu, Inc., ADR (a)	426,510	$43,828,168
Machinery & Tools – 3.6%
Daikin Industries Ltd.	1,316,700	$172,677,975
Fanuc Ltd.	336,900	63,909,838
Kubota Corp.	8,544,100	129,957,080
		$366,544,893
Major Banks – 2.0%
Barclays PLC	28,858,615	$53,366,595
UBS Group AG	13,612,572	154,531,778
		$207,898,373
Medical & Health Technology & Services – 0.2%
Alcon, Inc. (a)	429,259	$25,031,686
Medical Equipment – 5.7%
EssilorLuxottica	905,705	$130,553,649
Olympus Corp.	14,467,200	195,811,451
QIAGEN N.V. (a)	1,942,211	63,592,062
Terumo Corp.	6,086,100	195,880,953
		$585,838,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.9%
Rio Tinto PLC	1,784,865	$92,369,901
Natural Gas - Distribution – 1.2%
ENGIE S.A.	7,280,960	$118,879,516
Other Banks & Diversified Financials – 6.2%
DBS Group Holdings Ltd.	6,520,751	$117,526,966
Housing Development Finance Corp. Ltd.	3,471,373	96,842,023
ING Groep N.V.	9,320,812	97,569,138
Intesa Sanpaolo S.p.A.	45,879,988	108,789,994
Julius Baer Group Ltd.	1,644,898	72,879,505
KBC Group N.V.	2,193,876	142,564,245
		$636,171,871
Pharmaceuticals – 9.7%
Bayer AG	2,813,523	$198,378,312
Merck KGaA	1,043,874	117,588,576
Novartis AG	2,146,292	186,103,011
Novo Nordisk A.S., “B”	3,518,160	180,865,560
Roche Holding AG	1,097,638	319,431,849
		$1,002,367,308
Printing & Publishing – 1.8%
RELX PLC	2,491,279	$59,195,412
RELX PLC	5,325,373	126,709,839
		$185,905,251
Railroad & Shipping – 2.1%
Canadian National Railway Co.	2,355,743	$211,687,066
Restaurants – 1.3%
Yum China Holdings, Inc.	2,890,108	$131,297,606
Specialty Chemicals – 6.5%
Akzo Nobel N.V.	1,797,194	$160,214,470
L'Air Liquide S.A.	1,963,026	279,431,781
Linde PLC	537,289	104,240,029
Shin-Etsu Chemical Co. Ltd.	491,400	52,946,825
Sika AG	529,197	77,413,719
		$674,246,824
Specialty Stores – 0.7%
Hermes International	35,609	$24,606,826
Just Eat PLC (a)	5,493,215	45,131,446
		$69,738,272
Tobacco – 1.0%
Japan Tobacco, Inc.	4,880,000	$106,934,907
Total Common Stocks		$10,179,882,872
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.09% (v)	130,872	$130,872

Other Assets, Less Liabilities – 1.3%		136,045,457
Net Assets – 100.0%		$10,316,059,201
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $130,872 and $10,179,882,872, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,669,230,191	$—	$—	$1,669,230,191
Japan	647,634,908	870,156,918	—	$1,517,791,826
United Kingdom	1,443,097,871	—	—	1,443,097,871
Switzerland	1,440,030,362	—	—	1,440,030,362
Germany	1,076,533,707	—	—	1,076,533,707
Canada	359,416,427	—	—	359,416,427
Netherlands	349,778,930	—	—	349,778,930
Hong Kong	—	280,793,751	—	280,793,751
Denmark	269,231,736	—	—	269,231,736
Other Countries	1,656,451,106	117,526,965	—	1,773,978,071
Mutual Funds	130,872	—	—	130,872
Total	$8,911,536,110	$1,268,477,634	$—	$10,180,013,744
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,776,839	$267,661,716	$331,300,304	$7,045	$(14,424)	$130,872
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$508,794	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
France	16.2%
Japan	14.7%
United Kingdom	14.0%
Switzerland	14.0%
Germany	10.4%
Canada	3.5%
Netherlands	3.4%
Hong Kong	2.7%
United States	2.7%
Other Countries	18.4%